Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net premium income	$ 35,578	$ 24,012
Net investment income (loss)	33,593	4,532
Other revenue	10,399	10,428
Total revenue	79,570	38,972
Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	32,455	30,352
Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	3,123	(6,340)
Asia [member]
Disclosure of geographical areas [line items]
Net premium income	20,078	18,185
Net investment income (loss)	7,750	371
Other revenue	2,100	2,115
Total revenue	29,928	20,671
Asia [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	17,178	15,010
Asia [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,900	3,175
Canada [member]
Disclosure of geographical areas [line items]
Net premium income	8,749	9,013
Net investment income (loss)	9,801	2,933
Other revenue	2,651	2,904
Total revenue	21,201	14,850
Canada [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	8,388	8,561
Canada [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	361	452
U.S. [member]
Disclosure of geographical areas [line items]
Net premium income	6,385	(3,625)
Net investment income (loss)	15,816	1,032
Other revenue	5,641	5,395
Total revenue	27,842	2,802
U.S. [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	6,523	6,342
U.S. [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	(138)	(9,967)
Other [Member]
Disclosure of geographical areas [line items]
Net premium income	366	439
Net investment income (loss)	226	196
Other revenue	7	14
Total revenue	599	649
Other [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	366	$ 439
Other [Member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	$ 0